Liquidity and Capital Resources	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Liquidity and Capital Resources [Abstract]
LIQUIDITY AND CAPITAL RESOURCES

NOTE 2 – LIQUIDITY AND CAPITAL RESOURCES

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. As of March 31, 2025, the Company had cash of approximately $4,463,000, a working capital deficit of approximately $56,246,000 and incurred cash flow used in operating activities from continuing operations of approximately $1,621,000 for the three months ended March 31, 2025. These are indicators of substantial doubt as to the Company’s ability to continue as a going concern for at least one year from issuance of these consolidated financial statements. The Company’s ability to continue as a going concern is dependent upon the management of expenses and ability to obtain necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations.

If additional equity or debt financing is required from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital on acceptable terms when needed, its results of operations and financial condition would be materially and adversely affected. Any such financing likely would be dilutive to existing stockholders and could result in significant financial operating covenants that would negatively impact the Company business.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued. These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

NOTE 2 – Liquidity and capital resources

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities in the normal course of business. As of December 31, 2024, the Company had cash of approximately $6,898,000, a working capital deficit of approximately $162,356,000 and incurred a net loss from continuing operations and cash flow used in operating activities from continuing operations of approximately $160,630,000 and $1,456,000, respectively, for the three months ended December 31, 2024. The Company incurred a net loss from continuing operations and cash flow used in operating activities from continuing operations of approximately $7,378,000 and $893,000, respectively, for the year ended September 30, 2024. These are indicators of substantial doubt as to the Company’s ability to continue as a going concern for at least one year from issuance of these consolidated financial statements. The Company’s ability to continue as a going concern is dependent upon the management of expenses and ability to obtain necessary financing to meet its obligations and pay its liabilities arising from normal business operations when they come due, and upon profitable operations.

If additional equity or debt financing is required from outside sources, the Company may not be able to raise it on terms acceptable to it or at all. If the Company is unable to raise additional capital on acceptable terms when needed, its results of operations and financial condition would be materially and adversely affected. Any such financing likely would be dilutive to existing stockholders and could result in significant financial operating covenants that would negatively impact the Company business.

As a result of the above, in connection with the Company’s assessment of going concern considerations in accordance with Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that the Company’s liquidity condition raises substantial doubt about the Company’s ability to continue as a going concern through twelve months from the date these financial statements are available to be issued. These financial statement do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.